Goodwill and Intangible Assets Intangible Assets (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Intangible assets subject to amortization:
Accumulated amortization				$ (359,600,000)		$ (341,800,000)
Intangible assets not subject to amortization:
Total Gross				6,115,400,000		5,087,500,000
Total Net				5,755,800,000		4,745,700,000
Goodwill				2,191,600,000	$ 2,418,700,000	1,983,300,000
Loss on goodwill impairment		$ 0		0
Brands
Intangible assets subject to amortization:
Gross				483,500,000		1,121,800,000
Accumulated amortization				(229,100,000)		(226,100,000)
Net				254,400,000		895,700,000
Intangible assets not subject to amortization:
Indefinite-lived intangibles				$ 4,590,200,000		$ 3,052,200,000
Percentage Of Fair Value Exceeding Carrying Value	3.00%					3.00%
Brands | Minimum
Intangible assets subject to amortization:
Useful life	3 years	3 years		3 years
Brands | Maximum
Intangible assets subject to amortization:
Useful life	50 years	50 years		40 years
License agreements and distribution rights
Intangible assets subject to amortization:
Gross				$ 122,000,000		$ 135,100,000
Accumulated amortization				(101,100,000)		(87,100,000)
Net				$ 20,900,000		48,000,000
License agreements and distribution rights | Minimum
Intangible assets subject to amortization:
Useful life	3 years	3 years		3 years
License agreements and distribution rights | Maximum
Intangible assets subject to amortization:
Useful life	28 years	28 years		28 years
Distribution networks
Intangible assets not subject to amortization:
Indefinite-lived intangibles				$ 870,500,000		731,000,000
Other
Intangible assets subject to amortization:
Gross				31,700,000		29,900,000
Accumulated amortization				(29,400,000)		(28,600,000)
Net				2,300,000		1,300,000
Intangible assets not subject to amortization:
Indefinite-lived intangibles				$ 17,500,000		17,500,000
Other | Minimum
Intangible assets subject to amortization:
Useful life	2 years	2 years		2 years
Other | Maximum
Intangible assets subject to amortization:
Useful life	8 years	8 years		8 years
Molson Core Brand
Intangible assets not subject to amortization:
Indefinite-lived intangibles						$ 2,193,700,000
Brands Reclassifed As Finite Lived [Member] | Minimum
Intangible assets subject to amortization:
Useful life	30 years	30 years
Brands Reclassifed As Finite Lived [Member] | Maximum
Intangible assets subject to amortization:
Useful life	50 years	50 years
Europe [Member]
Intangible assets not subject to amortization:
Percentage Of Fair Value Exceeding Carrying Value	9.00%					9.00%
Goodwill				$ 1,528,000,000	1,693,200,000	$ 1,408,700,000
Canada
Intangible assets not subject to amortization:
Percentage Of Fair Value Exceeding Carrying Value	20.00%					20.00%
Goodwill				656,500,000	718,200,000	$ 551,400,000
Modelo
Details of intangible assets, other than goodwill:
Amortization of the difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors				4,900,000
License Agreement | Canada
Intangible assets not subject to amortization:
Loss on impairment of finite-lived intangible assets				8,900,000
Europe [Member] | Brand Impairment
Intangible assets not subject to amortization:
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 275,000,000	[1]	$ 360,000,000	150,900,000
Canada
Intangible assets not subject to amortization:
Loss on impairment of finite-lived intangible assets					$ 17,900,000
Canada | BRI [Member]
Details of intangible assets, other than goodwill:
Sales Tax, Annual Charge | CAD	CAD 100.0
Other Commitment | CAD	CAD 100.0

[1]	During the third quarter of 2015, we incurred $15.7 million of charges related to the closure of a bottling line within our Vancouver brewery, including $15.4 million of accelerated depreciation normally recorded in cost of goods sold associated with this bottling line. Additionally, during the second quarter of 2015, we incurred $8.2 million of charges related to the closure of a bottling line within our Toronto brewery, including $7.9 million of accelerated depreciation normally recorded in cost of goods sold associated with this bottling line. The decisions to close these bottling lines were made as part of an ongoing strategic review of our Canadian supply chain network and the overall shift in consumer preference toward can package consumption in Canada. Additionally, in October 2015, as a result of the continuation of this strategic review, we entered into an agreement to sell the Vancouver brewery, with the intent to use the proceeds from the sale to help fund the construction of an efficient and flexible brewery in British Columbia. The sale has not yet closed, and is anticipated to be completed by the end of the first quarter of 2016. In conjunction with the sale, we agreed to leaseback the existing property to continue operations on an uninterrupted basis while the new brewery is being constructed. We incurred accelerated depreciation charges in excess of normal depreciation recorded in cost of goods sold associated with the planned brewery closure of $1.2 million during the fourth quarter of 2015. We expect to incur additional charges, including estimated accelerated depreciation charges of approximately CAD 20 million, through final closure of the brewery which is currently anticipated to occur at the end of 2018. These ongoing charges, along with the estimated future gain on the sale of the property of approximately CAD 144 million, will be recorded as special items.